Employee Benefits - Summary of Expected Payments or Contributions to Defined Benefit Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Expected payments	$ 259,256	$ 263,436
Year one [member]
Disclosure of defined benefit plans [line items]
Expected payments	26,773	39,074
Year two [member]
Disclosure of defined benefit plans [line items]
Expected payments	24,798	23,733
Year three [member]
Disclosure of defined benefit plans [line items]
Expected payments	24,309	24,285
Year four [member]
Disclosure of defined benefit plans [line items]
Expected payments	24,781	23,705
Year five [member]
Disclosure of defined benefit plans [line items]
Expected payments	25,626	24,699
Later than five years and not later than ten years [member]
Disclosure of defined benefit plans [line items]
Expected payments	$ 132,969	$ 127,940